Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Dividends	Total Payments
Total	$ 10,643,948	$ 7,614,572	$ 0	$ 18,258,520
ZIMBABWE
Total	10,414,484	7,614,572	0	18,029,056
ZIMBABWE | Zimbabwe Revenue Authority [Member]
Total	10,414,484	$ 7,614,572		18,029,056
ZIMBABWE | National Indigenisation and Economic Empowerment Fund [Member]
Total			$ 0	0
SOUTH AFRICA
Total	229,464			229,464
SOUTH AFRICA | South African Revenue Authority [Member]
Total	$ 229,464			$ 229,464